Share Capital - Authorized Capital (Details) - USD ($)			3 Months Ended
	Apr. 30, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2024	Nov. 17, 2023
Share Capital
Shares issued (in shares)	40,000
Proceeds from issuing shares	$ 51,400
Net proceeds	$ 50,100
ATM offering
Share Capital
Shares issued (in shares)		18,775,819	4,611,370	8,044,200
Sale of stock per share		$ 1.56	$ 1.56	$ 1.39
Proceeds from issuing shares			$ 7,200,000	$ 11,100,000
Proceeds from issuing shares		$ 29,600,000	29,600,000
Net proceeds		$ 28,900,000	7,000,000	10,700,000
Share issued for private placement			$ 7,197,000	$ 11,110,000
Common shares reserved for future issuance					$ 50,000,000